Stockholders' Equity - Schedule of Unvested Stock Options (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Equity [Abstract]
Beginning balance	118,000	84,000	77,000
Number of options, Granted	89,000	78,000	79,000
Vesting of restricted stock units	(56,000)	(44,000)	(48,000)
Forfeiture of restricted stock units	(31,000)		(24,000)
Ending balance	120,000	118,000	84,000
Beginning balance	$ 24.12	$ 51.23	$ 80.18
Granted	4.66	8.79	49.46
Vested	19.31	48.53	78.23
Forfeited	8.26		83.76
Ending balance	$ 16.07	$ 24.12	$ 51.23